Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000005540 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000005540 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005540 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005540 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000005540 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000005540 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000005540 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005540 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005540 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005540 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000005540 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005540 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005540 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005540 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193179 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000193179 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000193179 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193179 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000193179 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000193179 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000193179 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000193179 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000193179 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000193179 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000193179 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000193179 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193179 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193179 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	3.30%